GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS	Goodwill and Other Intangible Assets
Goodwill. Assets and liabilities acquired in a business combination are recorded at their estimated fair values as of the acquisition date. The excess of the purchase price of the acquisition over the fair value of net assets acquired is recorded as goodwill.

Changes in the carrying amount of goodwill for the years ended December 31, 2022, 2021 and 2020 are shown below.

(Dollars in thousands)	2022	2021	2020
Balance at beginning of year	$1,000,749	$937,771	$937,771
Goodwill resulting from business combinations	758	62,978	0
Balance at end of year	$1,001,507	$1,000,749	$937,771

In December 2021, First Financial recorded $63.0 million of goodwill resulting from the acquisition of Summit Funding Group, Inc. During 2022, First Financial recorded adjustments of $0.8 million to goodwill from the Summit merger. First Financial recorded its final adjustments to goodwill related to the Summit merger in the fourth quarter of 2022. For further detail on various mergers or acquisitions, see Note 24 - Business Combinations.

Goodwill is evaluated for impairment on an annual basis as of October 1 of each year, or whenever events or changes in circumstances indicate that the fair value of a reporting unit may be below its carrying value. First Financial performed its most recent annual qualitative impairment test as of October 1, 2022 and no impairment was indicated. As of December 31, 2022, no events or changes in circumstances indicated that the fair value of the reporting unit was below its carrying value.

Other intangible assets. Other intangible assets consist primarily of core deposit, customer list, mortgage servicing rights and other miscellaneous intangibles, such as purchase commissions, non-compete agreements and trade name intangibles.

Core deposit intangibles represent the estimated fair value of acquired customer deposit relationships on the date of acquisition and are amortized on an accelerated basis over their estimated useful lives. First Financial's core deposit intangibles have an estimated weighted average remaining life of 5.3 years.

First Financial recorded a customer list intangible asset in conjunction with the Summit acquisition to account for the obligation or advantage on the part of either the Company or the customer to continue the pre-existing relationship subsequent to the merger. The Summit customer list intangible asset is being amortized on a straight-line basis over its estimated useful life of 12 years and was $27.6 million and $30.1 million at December 31, 2022 and December 31, 2021, respectively. Additionally, First Financial recorded a customer list intangible asset in conjunction with the Bannockburn acquisition which is being amortized on a straight-line basis over its estimated useful life of 11 years and was $27.5 million and $31.1 million at December 31, 2022 and December 31, 2021, respectively.

Mortgage servicing rights are servicing fees First Financial receives from selling fixed and adjustable-rate residential mortgage loans where it retains servicing responsibilities. In those sales, First Financial provided to the investors certain standard representations and warranties; however, the investors have no recourse to the Company’s other assets for failure of debtors to pay when due. First Financial receives servicing fees based on a percentage of the outstanding balance. Mortgage servicing rights are measured at fair value with changes in fair value reported in other noninterest income in the Consolidated Statements of Income.

The gross carrying amount and accumulated amortization of other intangible assets were as follows:

(Dollars in thousands)	December 31, 2022		December 31, 2021
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Amortized intangible assets
Core deposit intangibles	$41,750	$(26,488)	$45,256	$(26,911)
Customer list	69,563	(14,457)	69,563	(8,362)
Other	14,079	(7,064)	14,589	(5,237)
Unamortized intangible assets
Mortgage servicing rights	16,536	0	15,469	0
Total	$141,928	$(48,009)	$144,877	$(40,510)

Amortization expense recognized on intangible assets for 2022, 2021 and 2020 was $11.2 million, $9.8 million and $11.1 million, respectively. The estimated amortization expense of intangible assets for the next five years is as follows:

(Dollars in thousands)	Intangible amortization
2023	$10,538
2024	9,195
2025	9,147
2026	9,094
2027	9,053